Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
Summary of Other Current Liabilities

	2025	2024
Value added tax	8,621	5,290
Employee withholding taxes	2,333	1,943
Derivatives	—	2
Other	222	763
Total	11,176	7,998